10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES	12 Months Ended
Jan. 31, 2019
Notes
10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

10.   TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

The Company entered into the following transactions with related parties:

	2019			2018			2017
	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end
To a director for:
investor relations	$ -	$ -	$ 1,195	$ 62,000	$ -	$ 1,378	$ 82,000	$ 311,984	$ 8,473
consulting (a)	-	-	-	28,000	-	-	56,000	311,984	4,239
consulting (b)	1,125	-	-	900	-	-	675	137,993	-

To an officer of the company (c)	25,560	75,426	1,496	38,605	66,419	1,300	26,430	105,345	2,827

	$ 26,685	$ 75,426	$ 2,691	$ 129,505	$ 66,419	$ 2,678	$ 165,105	$ 867,306	$ 15,539

a)    fees for project management services which have been capitalized to subcontracts on the Morrison claims and option based payments and other services which have been allocated to operating expenses as consulting fees.

b)    fees for services which have been allocated to operating expenses as consulting fees.

c)    for accounting and management services.

These transactions were in the normal course of operations and have been measured at their exchange amount, which is the amount of consideration established and agreed to by the related parties.  The amounts owing are non-interest bearing, unsecured and have no fixed terms of repayment.

           Compensation of key management personnel

Key management personnel include directors and executive officers of the Company.  The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2019	2018	2017

Remuneration or fees	$ 37,685	$ 141,005	$ 176,105
Option based payments (non-cash item)	75,426	66,419	1,880,241
Total compensation for key management personnel	$ 113,111	$ 207,424	$ 2,056,346